Accumulated Other Comprehensive Loss and Other Comprehensive Income (Loss) - Schedule of Changes in Accumulated Other Comprehensive Loss, Net of Tax (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2018		Sep. 30, 2017		Sep. 30, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	[1]	$ (457.3)		$ (626.4)
Other comprehensive income (loss) before reclassifications	[1]	(252.2)		104.3
Amounts reclassified from accumulated other comprehensive (income) loss	[1]	14.2		35.1
Sale of HH&B	[1]			29.7
Net current period other comprehensive (loss) income		(238.0)	[1]	169.1	[1]	$ 145.9
Balance at end of period	[1]	(695.3)		(457.3)		(626.4)
Accumulated Net Gain (Loss) from Designated or Quality Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	[1]	(0.7)		(0.2)
Other comprehensive income (loss) before reclassifications	[1]	0.0		0.0
Amounts reclassified from accumulated other comprehensive (income) loss	[1]	0.5		(0.5)
Sale of HH&B	[1]			0.0
Net current period other comprehensive (loss) income	[1]	0.5		(0.5)
Balance at end of period	[1]	(0.2)		(0.7)		(0.2)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	[1]	(462.5)		(523.8)
Other comprehensive income (loss) before reclassifications	[1]	(18.6)		22.8
Amounts reclassified from accumulated other comprehensive (income) loss	[1]	15.2		35.6
Sale of HH&B	[1]			2.9
Net current period other comprehensive (loss) income	[1]	(3.4)		61.3
Balance at end of period	[1]	(465.9)		(462.5)		(523.8)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	[1]	5.2		(102.4)
Other comprehensive income (loss) before reclassifications	[1]	(234.4)		80.8
Amounts reclassified from accumulated other comprehensive (income) loss	[1]	0.0		0.0
Sale of HH&B	[1]			26.8
Net current period other comprehensive (loss) income	[1]	(234.4)		107.6
Balance at end of period	[1]	(229.2)		5.2		(102.4)
Accumulated Net Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	[1]	0.7		0.0
Other comprehensive income (loss) before reclassifications	[1]	0.8		0.7
Amounts reclassified from accumulated other comprehensive (income) loss	[1]	(1.5)		0.0
Sale of HH&B	[1]			0.0
Net current period other comprehensive (loss) income	[1]	(0.7)		0.7
Balance at end of period	[1]	$ 0.0		$ 0.7		$ 0.0

[1]	All amounts are net of tax and noncontrolling interest